Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 62	$ 102
FVOCI securities - realized gains (losses)	[1]	11	36
Impairment recovery		2	0
Securities gains other than trading		$ 75	$ 138

[1]	Gains (losses) are net of (losses) gains on hedge contracts.